Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
As required by Item 402(v) of Regulation

S-K,

set forth below are certain disclosures related to executive compensation and company performance based on financial performance measures selected by the SEC and the Company. For a discussion of the Company’s executive compensation policies and programs and an explanation of how executive compensation decisions are made, please refer to the “—Compensation Discussion and Analysis” section in this Proxy Statement.
The table below is required to include, for 2024, “compensation actually paid” to the CEO and the average compensation actually paid for non-CEO

named executive officers. Compensation actually paid represents a calculation of compensation that differs significantly from the 2024 summary compensation table calculation of compensation, as well as the way in which the Company views annual compensation decisions, as discussed in the “Executive Compensation—Compensation Discussion and Analysis” section of this Proxy Statement. The below table also provides information on the Company’s cumulative total shareholder return assuming reinvestment of dividends (“TSR”), the cumulative TSR of the peer group described below, net income attributable to the Company and Adjusted EBITDA.

Year	Summary Compensation Table Total for Current PEO (1)(2)	Summary Compensation Table Total for Former PEO (1)(2)	Compensation Actually Paid to Current PEO (3)(5)	Compensation Actually Paid to Former PEO (3)(5)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (2)(4)	Average Compensation Actually Paid to non-PEO Named Executive Officers (4)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (6)	Value of Initial Fixed $100 Investment Based on Peer Group Total Shareholder Return (6)	Net Income (in millions)	Adjusted EBITDA (in millions)

2024	$5,147,451	N/A	$11,588,149	N/A	$844,088	$1,135,536	$417.61	$167.38	$257.6	$162.8
2023	$5,894,245	$3,529,954	$6,963,743	$(2,012,848)	$733,276	$287,640	$188.30	$123.79	$45.3	$156.6
2022	N/A	$3,471,030	N/A	$1,717,568	$1,260,617	$1,001,188	$178.98	$120.85	$15.2	$105.1
2021	N/A	$5,874,288	N/A	$12,274,503	$1,267,080	$1,973,101	$193.65	$152.83	$44.4	$141.5

(1)	Mr. Skonieczny has served as the Company’s principal executive officer since January 27, 2023. Rodney Rushing served as the Company’s principal executive officer until January 27, 2023.

(2)	Reflects the amounts reported in the summary compensation table.

(3)
Reflects the value of equity awards calculated in accordance with the SEC methodology for determining “compensation actually paid” for 2024. Pursuant to SEC rules, the PvP Table includes the change in fair value of multiple outstanding unvested equity awards for each year shown.

(4)	The remaining non-CEO named executive officers are:

(i)	for 2024: Amy Campbell, SVP and Chief Financial Officer; Joseph LaDue, VP, Corporate Controller and Chief Accounting Officer and Stephen Zamansky, SVP, General Counsel and Secretary.

(ii)
for 2023: Joseph LaDue, VP, Corporate Controller and Chief Accounting Officer; Stephen Zamansky, SVP, General Counsel and Secretary; Stephen W. Boettinger, Former SVP, General Counsel and Secretary and Christopher M. Daniels; Former SVP, Chief Human Resources Officer. Compensation for our
non-CEO
named executive officers reflects the amounts reported in the summary compensation table.

(iii)
for 2021 and 2022: Mark Skonieczny, Former SVP, Chief Financial Officer; Stephen W. Boettinger, Former SVP, General Counsel and Secretary; Christopher M. Daniels; Former SVP, Chief Human Resources Officer.

(5)
The dollar amounts reported in these columns represent the amount of “compensation actually paid,” adjusted as follows in the table below, as determined in accordance with SEC rules. The Company does not sponsor or maintain a defined benefit plan, so no adjustment for pension benefits is included in the table below. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. The reconciliation from the Summary Compensation Table to “compensation actually paid” is summarized in the table below.

(6)
TSR represents cumulative TSR for the period commencing on October 31, 2020 until October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively. For the Peer Group, the TSR is a weighted peer group TSR which is comprised of 33.3% Russell 2000, 33.3% RV companies Thor Industries, Inc. and Winnebago Industries, Inc. (the “RV Peers”) and 33.3% specialty vehicle companies The Shyft Group, Inc., Federal Signal Corporation, Blue Bird Corporation and Oshkosh Corporation (the “Specialty Vehicles”), which RV Peers and Specialty Vehicles are the two indices that the Company uses for purpose of the stock performance graph required under Item 201(e)(1)(ii) of Regulation
S-K.

Year	Executives	Summary Compensation Table Total (1) (a)	Grant Date Fair Value of Stock Awards Reported in Summary Compensation Table (2) (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Outstanding Unvested Awards from Prior Years (ii)	Change in Fair Value of Awards from Prior Years that Vested (iii)	Change in Fair Value of Awards from Prior Years that failed to meet the applicable vesting conditions (iv)	Total Equity Compensation Actually Paid (3) (c) = (i) + (ii) + (iii) + (iv)	Total Compensation Actually Paid (4) (d) = (a) – (b) + (c)

2024	Current PEO	$5,147,451	$2,842,611	$4,607,290	$2,053,575	$2,622,444	—	$9,283,309	$11,588,149
	Non-PEO NEO	$844,088	$221,792	$286,377	$220,394	$6,469	—	$513,239	$1,135,536
2023	Current PEO	$5,894,245	$3,509,597	$4,588,057	$68,732	$(77,694)	—	$4,579,095	$6,963,743
	Former PEO	$3,529,954	$2,590,487	—	$116,457	$(326,928)	$(2,741,844)	$(2,952,315)	$(2,012,848)
	Non-PEO NEOs	$733,276	$381,944	$185,989	$3,776	$(19,664)	$(233,793)	$(63,692)	$287,640
2022	Former PEO	$3,471,030	$2,556,830	$2,156,589	$(777,350)	$(575,871)	—	$803,368	$1,717,568
	Non-PEO NEO	$1,260,617	$811,155	$684,179	$(98,870)	$(33,581)	—	$551,727	$1,001,188
2021	Former PEO	$5,874,288	$3,810,528	$5,182,443	$4,143,718	$884,582	—	$10,210,743	$12,274,503
	Non-PEO NEO	$1,267,080	$493,164	$769,804	$408,027	$21,354	—	$1,199,185	$1,973,101

(1)
Reflects the total dollar amount reported in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO
named executive officer.

(2)
Reflects the total dollar amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO
named executive officer.

(3)	Reflects the addition (or subtraction, as applicable) of the following:

(i)	The year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
The amount of changes as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	For awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year; and

(iv)	For awards that were granted in the prior fiscal year that failed to meet the applicable vesting conditions during the applicable year, the change in fair value.

(4)
Reflects the total dollar amount for each PEO and the average dollar amount for each non-PEO
named executive officer. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable executive without restriction, but rather is a value calculated under applicable SEC rules.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(4)	The remaining non-CEO named executive officers are:

(i)	for 2024: Amy Campbell, SVP and Chief Financial Officer; Joseph LaDue, VP, Corporate Controller and Chief Accounting Officer and Stephen Zamansky, SVP, General Counsel and Secretary.

(ii)
for 2023: Joseph LaDue, VP, Corporate Controller and Chief Accounting Officer; Stephen Zamansky, SVP, General Counsel and Secretary; Stephen W. Boettinger, Former SVP, General Counsel and Secretary and Christopher M. Daniels; Former SVP, Chief Human Resources Officer. Compensation for our
non-CEO
named executive officers reflects the amounts reported in the summary compensation table.

(iii)
for 2021 and 2022: Mark Skonieczny, Former SVP, Chief Financial Officer; Stephen W. Boettinger, Former SVP, General Counsel and Secretary; Christopher M. Daniels; Former SVP, Chief Human Resources Officer.

Peer Group Issuers, Footnote	TSR represents cumulative TSR for the period commencing on October 31, 2020 until October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively. For the Peer Group, the TSR is a weighted peer group TSR which is comprised of 33.3% Russell 2000, 33.3% RV companies Thor Industries, Inc. and Winnebago Industries, Inc. (the “RV Peers”) and 33.3% specialty vehicle companies The Shyft Group, Inc., Federal Signal Corporation, Blue Bird Corporation and Oshkosh Corporation (the “Specialty Vehicles”), which RV Peers and Specialty Vehicles are the two indices that the Company uses for purpose of the stock performance graph required under Item 201(e)(1)(ii) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote
(6)
TSR represents cumulative TSR for the period commencing on October 31, 2020 until October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively. For the Peer Group, the TSR is a weighted peer group TSR which is comprised of 33.3% Russell 2000, 33.3% RV companies Thor Industries, Inc. and Winnebago Industries, Inc. (the “RV Peers”) and 33.3% specialty vehicle companies The Shyft Group, Inc., Federal Signal Corporation, Blue Bird Corporation and Oshkosh Corporation (the “Specialty Vehicles”), which RV Peers and Specialty Vehicles are the two indices that the Company uses for purpose of the stock performance graph required under Item 201(e)(1)(ii) of Regulation
S-K.

Year	Executives	Summary Compensation Table Total (1) (a)	Grant Date Fair Value of Stock Awards Reported in Summary Compensation Table (2) (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Outstanding Unvested Awards from Prior Years (ii)	Change in Fair Value of Awards from Prior Years that Vested (iii)	Change in Fair Value of Awards from Prior Years that failed to meet the applicable vesting conditions (iv)	Total Equity Compensation Actually Paid (3) (c) = (i) + (ii) + (iii) + (iv)	Total Compensation Actually Paid (4) (d) = (a) – (b) + (c)

2024	Current PEO	$5,147,451	$2,842,611	$4,607,290	$2,053,575	$2,622,444	—	$9,283,309	$11,588,149
	Non-PEO NEO	$844,088	$221,792	$286,377	$220,394	$6,469	—	$513,239	$1,135,536
2023	Current PEO	$5,894,245	$3,509,597	$4,588,057	$68,732	$(77,694)	—	$4,579,095	$6,963,743
	Former PEO	$3,529,954	$2,590,487	—	$116,457	$(326,928)	$(2,741,844)	$(2,952,315)	$(2,012,848)
	Non-PEO NEOs	$733,276	$381,944	$185,989	$3,776	$(19,664)	$(233,793)	$(63,692)	$287,640
2022	Former PEO	$3,471,030	$2,556,830	$2,156,589	$(777,350)	$(575,871)	—	$803,368	$1,717,568
	Non-PEO NEO	$1,260,617	$811,155	$684,179	$(98,870)	$(33,581)	—	$551,727	$1,001,188
2021	Former PEO	$5,874,288	$3,810,528	$5,182,443	$4,143,718	$884,582	—	$10,210,743	$12,274,503
	Non-PEO NEO	$1,267,080	$493,164	$769,804	$408,027	$21,354	—	$1,199,185	$1,973,101

(1)
Reflects the total dollar amount reported in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO
named executive officer.

(2)
Reflects the total dollar amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO
named executive officer.

(3)	Reflects the addition (or subtraction, as applicable) of the following:

(i)	The year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
The amount of changes as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	For awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year; and

(iv)	For awards that were granted in the prior fiscal year that failed to meet the applicable vesting conditions during the applicable year, the change in fair value.

(4)
Reflects the total dollar amount for each PEO and the average dollar amount for each non-PEO
named executive officer. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable executive without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 844,088	$ 733,276	$ 1,260,617	$ 1,267,080
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,135,536	287,640	1,001,188	1,973,101
Adjustment to Non-PEO NEO Compensation Footnote
(6)
TSR represents cumulative TSR for the period commencing on October 31, 2020 until October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively. For the Peer Group, the TSR is a weighted peer group TSR which is comprised of 33.3% Russell 2000, 33.3% RV companies Thor Industries, Inc. and Winnebago Industries, Inc. (the “RV Peers”) and 33.3% specialty vehicle companies The Shyft Group, Inc., Federal Signal Corporation, Blue Bird Corporation and Oshkosh Corporation (the “Specialty Vehicles”), which RV Peers and Specialty Vehicles are the two indices that the Company uses for purpose of the stock performance graph required under Item 201(e)(1)(ii) of Regulation
S-K.

Year	Executives	Summary Compensation Table Total (1) (a)	Grant Date Fair Value of Stock Awards Reported in Summary Compensation Table (2) (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Outstanding Unvested Awards from Prior Years (ii)	Change in Fair Value of Awards from Prior Years that Vested (iii)	Change in Fair Value of Awards from Prior Years that failed to meet the applicable vesting conditions (iv)	Total Equity Compensation Actually Paid (3) (c) = (i) + (ii) + (iii) + (iv)	Total Compensation Actually Paid (4) (d) = (a) – (b) + (c)

2024	Current PEO	$5,147,451	$2,842,611	$4,607,290	$2,053,575	$2,622,444	—	$9,283,309	$11,588,149
	Non-PEO NEO	$844,088	$221,792	$286,377	$220,394	$6,469	—	$513,239	$1,135,536
2023	Current PEO	$5,894,245	$3,509,597	$4,588,057	$68,732	$(77,694)	—	$4,579,095	$6,963,743
	Former PEO	$3,529,954	$2,590,487	—	$116,457	$(326,928)	$(2,741,844)	$(2,952,315)	$(2,012,848)
	Non-PEO NEOs	$733,276	$381,944	$185,989	$3,776	$(19,664)	$(233,793)	$(63,692)	$287,640
2022	Former PEO	$3,471,030	$2,556,830	$2,156,589	$(777,350)	$(575,871)	—	$803,368	$1,717,568
	Non-PEO NEO	$1,260,617	$811,155	$684,179	$(98,870)	$(33,581)	—	$551,727	$1,001,188
2021	Former PEO	$5,874,288	$3,810,528	$5,182,443	$4,143,718	$884,582	—	$10,210,743	$12,274,503
	Non-PEO NEO	$1,267,080	$493,164	$769,804	$408,027	$21,354	—	$1,199,185	$1,973,101

(1)
Reflects the total dollar amount reported in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO
named executive officer.

(2)
Reflects the total dollar amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO
named executive officer.

(3)	Reflects the addition (or subtraction, as applicable) of the following:

(i)	The year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
The amount of changes as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	For awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year; and

(iv)	For awards that were granted in the prior fiscal year that failed to meet the applicable vesting conditions during the applicable year, the change in fair value.

(4)
Reflects the total dollar amount for each PEO and the average dollar amount for each non-PEO
named executive officer. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable executive without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return	Company TSR increased by 122% to $417.61 in fiscal year 2024, compared to our peer group that increased by 35% to $167.38.
Compensation Actually Paid vs. Net Income	Net Income increased by 469% to $257.6 million in fiscal year 2024.
Compensation Actually Paid vs. Company Selected Measure	Adjusted EBITDA increased by 40% to $162.8 million in fiscal year 2024.
Total Shareholder Return Vs Peer Group	Company TSR increased by 122% to $417.61 in fiscal year 2024, compared to our peer group that increased by 35% to $167.38.
Tabular List, Table
2024 Performance Measures
The three performance measures listed below represent an unranked list of the “most important” performance measures the Company used to align compensation actually paid to the named executive officers for 2024 and company performance. While these performance measures are the most important measures the Company used to align compensation actually paid to the named executive officers for 2024 and company performance, additional performance and other measures were also used to align pay and performance. See the “Executive Compensation—Compensation Discussion and Analysis” section of this Proxy Statement for additional information.

●	Adjusted EBITDA

●	Net Working Capital

●	Net Sales

Total Shareholder Return Amount	$ 417.61	188.3	178.98	193.65
Peer Group Total Shareholder Return Amount	167.38	123.79	120.85	152.83
Net Income (Loss)	$ 257,600,000	$ 45,300,000	$ 15,200,000	$ 44,400,000
Company Selected Measure Amount	162,800,000	156,600,000	105,100,000	141,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Working Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Mr. Skonieczny [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,147,451	$ 5,894,245
PEO Actually Paid Compensation Amount	$ 11,588,149	6,963,743
PEO Name	Mr. Skonieczny
Rodney Rushing [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		3,529,954	$ 3,471,030	$ 5,874,288
PEO Actually Paid Compensation Amount		(2,012,848)	1,717,568	12,274,503
PEO Name	Rodney Rushing
PEO | Mr. Skonieczny [Member] | Grant Date Fair Value of Stock Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,842,611)	(3,509,597)
PEO | Mr. Skonieczny [Member] | Total Equity Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,283,309	4,579,095
PEO | Mr. Skonieczny [Member] | Year End Fair Value Of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,607,290	4,588,057
PEO | Mr. Skonieczny [Member] | Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,053,575	68,732
PEO | Mr. Skonieczny [Member] | Change In Fair Value Of Awards From Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,622,444	(77,694)
PEO | Mr. Skonieczny [Member] | Change In Fair Value Of Awards From Prior Years That Failed To Meet The Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Rodney Rushing [Member] | Grant Date Fair Value of Stock Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,590,487)	(2,556,830)	(3,810,528)
PEO | Rodney Rushing [Member] | Total Equity Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,952,315)	803,368	10,210,743
PEO | Rodney Rushing [Member] | Year End Fair Value Of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	2,156,589	5,182,443
PEO | Rodney Rushing [Member] | Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		116,457	(777,350)	4,143,718
PEO | Rodney Rushing [Member] | Change In Fair Value Of Awards From Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(326,928)	(575,871)	884,582
PEO | Rodney Rushing [Member] | Change In Fair Value Of Awards From Prior Years That Failed To Meet The Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,741,844)	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,792)	(381,944)	(811,155)	(493,164)
Non-PEO NEO | Total Equity Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	513,239	(63,692)	551,727	1,199,185
Non-PEO NEO | Year End Fair Value Of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	286,377	185,989	684,179	769,804
Non-PEO NEO | Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,394	3,776	(98,870)	408,027
Non-PEO NEO | Change In Fair Value Of Awards From Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,469	(19,664)	(33,581)	21,354
Non-PEO NEO | Change In Fair Value Of Awards From Prior Years That Failed To Meet The Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (233,793)	$ 0	$ 0